SECURED BORROWINGS, Magellan Acquisition Limited Facility (Details) - Secured Borrowings [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Aircraft Appraiser	Dec. 31, 2018 USD ($)
Secured Borrowings [Abstract]
Principal amount outstanding	$ 1,717,483	$ 2,416,807
Magellan Acquisition Limited Facility [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	$ 278,684	$ 305,226
Number of aircraft serving as security | Aircraft	9
Maturity date	Dec. 08, 2025
Frequency of periodic payment	monthly
Principal payment	$ 2,200
Minimum tangible net worth required for compliance	$ 325,000
Number of independent appraisers | Appraiser	3
Minimum liquidity required for compliance	$ 25,000
Magellan Acquisition Limited Facility [Member] | Maximum [Member]
Secured Borrowings [Abstract]
Loan-to-value ratio	75.00%
Magellan Acquisition Limited Facility [Member] | Minimum [Member]
Secured Borrowings [Abstract]
Obligations in default constituting event of default	$ 50,000
Magellan Acquisition Limited Facility Loans [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate	1 month
Basis spread on variable rate	1.65%
Magellan Acquisition Limited Facility Notes [Member]
Secured Borrowings [Abstract]
Interest rate	3.93%